FORMULAFOLIOS US EQUITY FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
August 31, 2020

Shares		Fair Value
	COMMON STOCK - 77.2%
	ADVERTISING & MARKETING - 1.5%
56,207	Omnicom Group, Inc.	$ 3,040,237

	AEROSPACE/DEFENSE - 1.5%
20,468	Huntington Ingalls Industries, Inc.	3,101,311

	BANKING - 2.9%
74,029	Popular, Inc.	2,742,034
59,542	Prosperity Bancshares, Inc.	3,246,230
		5,988,264
	BEVERAGES - 3.8%
91,152	Monster Beverage Corp. *	7,644,007

	BIOTECH & PHARMA - 15.6%
21,852	Biogen, Inc. *	6,285,509
116,267	Bristol-Myers Squibb Co.	7,231,807
42,349	Eli Lilly and Co.	6,284,168
8,376	Regeneron Pharmaceuticals, Inc. *	5,192,534
24,486	Vertex Pharmaceuticals, Inc. *	6,834,532
		31,828,550
	CHEMICALS - 1.5%
26,740	Avery Dennison Corp.	3,085,529

	ELECTRICAL EQUIPMENT - 1.6%
33,147	AMETEK, Inc.	3,337,903

	FOOD - 1.6%
22,288	Hershey Co.	3,312,888

	HEALTH CARE FACILITIES & SERVICES - 7.7%
35,218	AmerisourceBergen Corp.	3,417,203
11,431	Anthem, Inc.	3,218,055
74,491	Centene Corp. *	4,567,788
10,688	Humana, Inc.	4,437,337
100	UnitedHealth Group, Inc.	31,255
		15,671,638
	HOUSEHOLD PRODUCTS - 1.7%
21,492	Kimberly-Clark Corp.	3,390,578

	INSURANCE - 3.2%
78,242	Hartford Financial Services Group, Inc.	3,164,889
181,933	Unum Group	3,362,122
		6,527,011
	IRON/STEEL - 1.8%
34,410	Reliance Steel & Aluminum Co.	3,608,577

	LEISURE PRODUCTS - 0.2%
4,632	Thor Industries, Inc.	437,400

	MACHINERY - 1.7%
59,142	Graco, Inc.	3,431,419

FORMULAFOLIOS US EQUITY FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
August 31, 2020

Shares		Fair Value
	COMMON STOCK - 77.2% (Continued)
	MEDICAL EQUIPMENT & DEVICES - 6.4%
37,567	ResMed, Inc.	$ 6,791,362
39,596	STERIS PLC	6,321,105
		13,112,467
	METALS & MINING - 1.6%
48,193	Newmont Corp.	3,242,425

	RETAIL - 9.6%
19,237	Costco Wholesale Corp.	6,687,935
19,847	Lowe's Cos., Inc.	3,268,602
21,282	Tractor Supply Co.	3,167,400
47,122	Walmart, Inc.	6,542,890
		19,666,827
	SEMICONDUCTORS - 6.5%
54,324	Intel Corp.	2,767,808
15,800	KLA Corp.	3,241,212
11,370	Lam Research Corp.	3,824,186
23,203	Skyworks Solutions, Inc.	3,360,955
		13,194,161
	TECHNOLOGY - 3.0%
47,171	Dolby Laboratories, Inc.	3,294,894
17,470	Jack Henry & Associates, Inc.	2,889,887
		6,184,781
	TRANSPORTATION & LOGISTICS - 3.8%
45,333	CSX Corp.	3,466,161
48,539	Expeditors International of Washington, Inc.	4,290,362
		7,756,523

	TOTAL COMMON STOCK (Cost - $151,654,833)	157,562,496

	SHORT-TERM INVESTMENT - 22.1%
	MONEY MARKET FUND - 22.1%
45,043,790	Fidelity Investments Money Market Funds - Government Portfolio, Institutional Class, 0.01% **	45,043,790
	TOTAL SHORT-TERM INVESTMENT (Cost - $45,043,790)

	TOTAL INVESTMENTS - 99.3% (Cost - $196,698,623)	$ 202,606,286
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.7%	1,386,169
	NET ASSETS - 100.0%	$ 203,992,455

* Non-Income producing security
** Interest rate reflects seven-day effective yield on August 31, 2020.

FORMULAFOLIOS US EQUITY FUND

PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)

August 31, 2020

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting year. Actual results could differ from those estimates. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 "Financial Services – Investment Companies" including FASB Accounting Standards Update ASU 2013-08.

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price. In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

The Fund may hold securities, such as private investments, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable.  These securities will be valued using the “fair value” procedures approved by the Trust’s Board of Trustees (the “Board”). The Board has delegated execution of these procedures to a fair value committee composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser.  The committee may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value.  The Board has also engaged a third party valuation firm to attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process – As noted above, the fair value committee is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The applicable investments are valued collectively via inputs from each of these groups.  For example, fair value determinations are required for the following securities:  (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser, the prices or values available do not represent the fair value of the instrument. Factors which may cause the adviser to make such a judgment include, but are not limited to, the following: only a bid price or an ask price is available; the spread between bid and ask prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to the Fund’s calculation of its net asset value.  Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses.  Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances).  If the adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value committee shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

FORMULAFOLIOS US EQUITY FUND

PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)

August 31, 2020

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 - Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, price for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used as of August 31, 2020 in valuing the Fund's assets carried at fair value:

Assets *	Level 1	Level 2	Level 3	Total
Common Stock	$ 157,562,496	$ -	$ -	$ 157,562,496
Short-Term Investment	45,043,790	-	-	45,043,790
Total	$ 202,606,286	$ -	$ -	$ 202,606,286

The Fund did not hold any Level 3 securities during the period.

* Refer to the Portfolio of Investments for industry classification.

The identified cost of investments in securities owned by the Fund for federal income tax purposes and its respective gross unrealized appreciation and depreciation at August 31, 2020, were as follows:

Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Depreciation
$ 201,427,168	$ 2,434,720	$ (1,255,602)	$ 1,179,118